Taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	May 06, 2019
Related Party Transaction [Line Items]
Income tax (benefit) expense	$ (30)	$ 4	$ (12)	$ 36
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			161
Collateral posted on tax dispute					$ 82
Nigeria
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			$ 171